RevDate3/16/98VersionBeta 32
                              Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                            Washington, D.C. 20005


                                                February 13, 2003



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   The Alliance Stock Funds:
                  Alliance International Premier Growth Fund, Inc. (File Nos. 333-41375 and 811-08527)
                  Alliance Mid-Cap Growth Fund, Inc.
                  (File Nos.  2-10768 and 811-00204)
                  Alliance Technology Fund, Inc.
                  (File Nos.  2-70427 and 811-03131)

Dear Ladies and Gentlemen:

            On behalf of the above-referenced Alliance Stock Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 10, 2003 for the Alliance International Premier Growth Fund, Inc., on February 11, 2003 for the Alliance Technology Fund, Inc. and on February 12, 2003 for the Alliance Mid Cap Growth Fund, Inc.

                                                Sincerely,


                                                /s/ Jennifer M. Reik
                                                -----------------------
                                                    Jennifer M. Reik



00250.0157 #384929